CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Class A Ordinary shares [Member]	Class B Ordinary shares [Member]	Class A preference shares [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive loss	Accumulated deficit [Member]	Noncontrolling interests [Member]	Total
Balance at Dec. 31, 2018				$ 22	$ 387,512	$ (21,604)	$ (5,968)	$ (197,518)	$ (1,662)	$ 160,782
Balance, shares at Dec. 31, 2018	350,804,532	74,400,299
Net loss for the year								(94,421)	(438)	(94,859)
Foreign currency translation gain							(192)		(192)	(384)
Adjustment to redemption value of redeemable non-controlling interests					2,088					2,088
Share of other comprehensive income of an equity method investee							(578)			(578)
Reclassification into loss from equity method investments										0
Issuance of ordinary shares for private placement, shares	4,797,060
Conversion of Class B to Class A ordinary shares, shares	64,400,200	(64,400,200)
Issuance of ordinary shares from exercise of share-based awards					3,194					$ 3,194
Issuance of ordinary shares from exercise of share-based awards, shares										3,572,880
Share-based compensation					11,498					$ 11,498
Balance at Dec. 31, 2019				22	404,292	(21,604)	(6,738)	(291,939)	(2,292)	81,741
Balance, shares at Dec. 31, 2019	420,001,792	10,000,099
Net loss for the year								(32,412)	309	(32,103)
Foreign currency translation gain							2,317			2,317
Share of other comprehensive income of an equity method investee							(177)			(177)
Conversion of Class B to Class A ordinary shares, shares	10,000,000	(10,000,000)
Issuance of ordinary shares from exercise of share-based awards					25					$ 25
Issuance of ordinary shares from exercise of share-based awards, shares	125,900									125,900
Share-based compensation					8,047					$ 8,047
Balance at Dec. 31, 2020				22	412,364	(21,604)	(4,598)	(324,351)	(1,983)	59,850
Balance, shares at Dec. 31, 2020	430,127,692	99
Disposal of VIE									2,162	2,162
Acquisition of shares of consolidated subsidiaries					(981)				36,531	35,550
Net loss for the year								(60,516)	(11,971)	(72,487)
Foreign currency translation gain							1,481		634	2,115
Share of other comprehensive income of an equity method investee							631			631
Reclassification into loss from equity method investments							131			131
Issuance of ordinary shares for private placement				9	75,419					75,428
Issuance of ordinary shares for private placement, shares	185,572,963		65,000
Issuance of ordinary shares for business combinations				3	94,825					94,828
Issuance of ordinary shares for business combinations, shares	56,236,295
Issuance of ordinary shares from exercise of share-based awards				2	2,494					$ 2,496
Issuance of ordinary shares from exercise of share-based awards, shares	38,141,120									3,508,990
Share-based compensation					6,446					$ 6,446
Balance at Dec. 31, 2021				$ 36	$ 590,567	$ (21,604)	$ (2,355)	$ (384,867)	$ 25,373	$ 207,150
Balance, shares at Dec. 31, 2021	710,078,070	99	65,000